Premises and Equipment - Year-End Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 41,430	$ 41,077
Accumulated depreciation	(23,510)	(24,133)
Premises and equipment, net	17,920	16,944
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	5,094	4,225
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	20,266	20,856
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 16,070	$ 15,996